STOCKHOLDERS’ EQUITY	12 Months Ended
Oct. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 – STOCKHOLDERS’ EQUITY

Common Shares

The Company is authorized to issue an aggregate of 500,000,000 shares. The authorized capital stock is divided into: (i) 490,000,000 shares of common stock having a par value of $0.0001 per share and (ii) 10,000,000 shares of preferred stock having a par value of $0.0001 per share.

In December 2022, the Company entered into subscription agreements with two accredited investors for the aggregate issuance of 20,000 common shares for aggregate gross cash proceeds of $400,000. The common shares are $0.0001 par value and had a purchase price of $20.00 per share.

In April 2023, the Company consummated its IPO and sold 100,000 shares of common stock at a public offering price of $60.00 per share for gross proceeds of $6,000,000.

In April 2023, upon consummation of its IPO, the Company also issued 18,750 commitment shares, the number of which was calculated by taking 25% of the outstanding principal balance of the January 2022 Notes of $4,500,000 and dividing it by the IPO price of $60.00 per share

On April 20, 2023, the Company issued 625 shares of common stock at a fair value of $40.00 per share to consultants in exchange for services rendered; the aggregate amount of $25,000 was recorded as fees for professional services as of the end of the period.

On May 1, 2023, the Company issued 35,000 restricted shares to six of its employees pursuant to the Plan (see Note 6); the shares were recorded at a fair value of $43.00 per share for an aggregate grant date fair value of $1,505,000, and for the years ended October 31, 2024 and 2023, the Company recognized stock-based compensation of $753,188 and $440,219, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $311,593 as of the period ended October 31, 2024.

On May 2, 2023, June 23, 2023 and July 11, 2023, the Company issued 1,250, 5,000 and 5,000 shares of common stock, par value of $0.0001, respectively, at a fair value of $42.00, $17.60 and $24.20, respectively, to consultants in exchange for services rendered; the aggregate amounts of $52,500, $88,000 and $121,000, respectively, were recorded as fees for professional services as of the end of the period.

On June 30, 2023, the Company issued 2,400 shares of common stock, par value of $0.0001, at a fair value of $33.40 to Marcum, LLP for an aggregate amount of $80,159 for partial satisfaction of an account payable.

On June 30, 2023, the Company issued a Form S-1/A, which registered for resale (i) up to 157,466 shares of common stock, par value $0.0001 per share which the selling stockholders may acquire upon the exercise of outstanding common warrants and (ii) up to 25,000 shares of common stock, which the selling stockholders may acquire upon the exercise of outstanding pre-funded warrants. Such warrants were issued to the selling stockholders in connection with securities purchase agreements entered into on January 28, 2022 and September 20, 2022. The Company recorded 34,993 shares of common stock that are not exercised but registered in accordance with their common warrant agreements and 25,000 shares of common stock that are not exercised but registered in accordance with their pre-funded warrant agreements upon the filing of this Form S-1/A.

On July 20, 2023, the Company issued 10,000 restricted shares pursuant to the Plan to Mr. Ingriselli (see Note 6) at a fair value of $21.40 per share for an aggregate fair value of $213,000. The shares vested fully on July 24, 2023 and the Company recognized stock-based compensation for the full value of the shares as of the end of the period.

On September 2, 2023, the Company issued 21,250 shares of its $0.0001 par common stock to four outside Directors with a fair value of $12.80 per share for a grant date value of $273,275. The shares, or RSUs, vest in full upon the six-month anniversary of the vesting commencement date (or August 28,2023), subject to the directors’ continued service on the vesting date. For the years ended October 31, 2024 and 2023, the Company recognized stock-based compensation in the amount of $177,259 and $96,016, respectively, within stock-based compensation expenses on the income statement, with no unrecognized expense as of the period ended October 31, 2024.

On October 16, 2023, pursuant to the Peterson Employment Agreement, the Company issued Mr. Peterson is a grant of 50,000 shares of restricted stock pursuant to the Plan at a fair value of $5.40 per share for a grant date fair value of $271,000. The restricted stock grant vests over a period of two years, with 25% of the shares of restricted stock vesting six months after the Peterson Employment Agreement Effective Date, and the remainder vesting in equal tranches on each of the 12-, 18-, and 24-month anniversary dates of the Peterson Employment Agreement. As of October 31, 2024 and 2023, the Company recognized stock-based compensation of $267,659 and $3,341, respectively, within stock-based compensation expenses on the income statement, with no unrecognized expense as of October 31, 2024.

On November 11, 2023, the Company entered into an agreement with a vendor to provide marketing and distribution services for a period of six months, with compensation in the form of 10,000 shares. The Company issued the vendor 10,000 common shares at a fair market value price of $9.60 per share for a total amount of $95,200; this amount was recognized as marketing fees in the first and second quarters of 2024.

On December 18, 2023, December 29, 2023 and January 12, 2024, the Company issued conversion shares which numbered 18,393, 18,393 and 18,393, respectively, at fair values per share of $6.80, $6.20 and $5.80, respectively, for total amounts of $125,072, $114,036 and $105,575, with cash payments of $36,698, $35,837 and $49,935 made to the investor for the difference between the monthly conversion price and the floor price listed in the most recent amendment to the agreement (see Note 9). Additionally, losses in the amounts of $36,770, $24,873 and $30,510, respectively, were recognized for the difference between the value of the shares issued and the principal payment amounts.

On February 1, 2024, February 16, 2024, March 22, 2024 and April 2, 2024, the Company issued conversion shares numbering 91,965, 42,917, 42,917 and 257,500, respectively, at fair values per share of $4.80, $2.60, $2.00 and $3.40, respectively, for total amounts of $441,428, $113,300, $84,117 and $881,165, with a cash payment of $32,247 made to the investor for the difference between the monthly conversion price and the floor price listed in the most recent amendment to the agreement for the February 16, 2024 conversion (see Note 9). Additional shares of 119,796 and 17,576, respectively, were issued on February 1, 2024 and April 15, 2024, respectively, at fair values of $4.80 and $12.60, respectively, for total amounts of $574,779 and $221,449, respectively; these share issuances were made in lieu of additional cash payments related to the February 1, 2024 and March 22, 2024 principal payment conversions. Additionally, losses in the amounts of $391,447, $20,547, $180,566 and $131,165, respectively, were recognized for the difference between the value of the shares issued and the principal payment amounts.

On February 2, 2024 and February 5, 2024, the Company made principal payments towards the second tranche in the amounts of $275,000 and $275,000, respectively, which it converted into shares at 103% for conversion amounts of $283,250 and $283,250, respectively. Conversion shares were issued numbering 94,417 and 94,417, respectively, at fair values per share of $3.40 and $3.60, respectively, for total amounts of $323,094 and $339,334, respectively. Additionally, losses in the amounts of $48,094 and $64,334, respectively, were recognized for the difference between the value of the shares issued and the principal payment amounts.

On March 20, 2024, the Company issued 5,000 shares of common stock to a consultant as a settlement for non-performed marketing services per an agreement dated November 2021; such shares were issued at a fair value of $2.20 per share for a total value of $10,500.

On March 26, 2024, the Company entered into an agreement with consultants to provide marketing services; the agreement has an effective date of April 26, 2024 and a term from April 1, 2024 through June 30, 2024. The terms provide for a one-time cash payment of $100,000 or, in lieu of a cash payment, the Company may elect to complete a one-time equity issuance in the form of 50,000 shares of common stock, as well as three monthly cash payments totaling $30,000 to be paid in the first fiscal half of 2024. The Company issued 50,000 shares of common stock at a fair value of $7.40 per share for a total amount of $368,000.

On April 16, 2024 and April 24, 2024, the Company issued 37,500 shares of common stock and 37,500 shares of common stock respectively, to the April 2024 Investors as and for a commitment fee in connection with the April 2024 Financings. The commitment shares were issued at fair values of $9.80 per share and $8.00 per share, respectively, for values totaling $366,000 and $301,500, respectively.

On April 29, 2024, the Company entered into an agreement with consultants to provide marketing services; the agreement has a term from April 29, 2024 through October 29, 2024. The terms provide for a $30,000 cash payment and the issuance of 30,000 shares of common stock. The Company issued 30,000 shares of common stock at a fair value of $7.40 per share for a total amount of $220,800.

On September 9, 2024, the Company entered into a media advertising agreement with a consultant; the agreement has an initial term of sixty days and provides for a $100,000 cash payment ($50,000 upon signing and $50,000 after 30 days) and the issuance of 12,500 shares of common stock. The Company issued the shares at a fair value of $3.60 for a total amount of $43,800.

On September 26, 2024, October 1, 2024, and October 30, 2024, the Company made principal payments towards the June 2024 Notes in the amounts of $88,888, $50,000 and $88,888, respectively, which it converted into shares at 103% for conversion amounts of $91,556, $51,500 and $91,556, respectively. Conversion shares were issued numbering 30,520, 17,167 and 38,150, respectively, at fair values per share of $3.38, $3.66 and $2.58, respectively, for total amounts of $103,091, $62,830 and $98,422, respectively. An additional 2,317 shares were issued on October 11, 2024 at a fair value of $3.38 for a total amount of $7,838; the share issuance was made to satisfy a make-whole-share provision which the debtor is entitled to when the effective price of the shares becomes less than the floor price.

On October 1, 2024, the Company made aggregate principal payments towards the April 2024 Debt Financings in the amount of $682,031 (of which $7,031 was in interest) which it converted into 224,291 shares at a conversion price of approximately $3.44 per share; such share issuances were recorded at a fair value of $3.66 per share for a total amount of $729,405 and a loss on conversion of $47,373 for the difference between the value of the shares issued and the principal payment amounts.

On October 18, 2024, the Company made a final principal payment towards the April 2024 Debt Financings in the amount of $75,000 which it converted into 25,000 shares at a conversion price of approximately $3.00 per share; such share issuance was recorded at a fair value of $3.10 per share for a total amount of $77,450 and a loss on conversion of $2,450 for the difference between the value of the shares issued and the principal payment amount.

Warrants

Other Warrants

In December 2022, the Company entered into subscription agreements with two accredited investors for the aggregate issuance of 20,000 common shares, as well as warrants to purchase additional shares up to the initial subscription amount; the warrants are exercisable for two years and have an exercise price equal to fifty percent of the price per share the Company sells its common shares in its IPO. The warrants were determined to be equity classified and were recorded at fair value in additional paid-in capital on the balance sheet for the period. Their fair value was based on the price the third-party investors paid for the original subscription agreements described above.

In April 2023, the Company also issued warrants to purchase 5,000 shares of common stock to the underwriters at an exercise price of $66.00 per share.

October 2023 SPA with Warrants

On October 4, 2023 and December 29, 2023, the Company entered into placement agent agreements with Spartan (see Note 8 for further information) for their role in connection with the two tranche fundings related to the October 2023 SPA; among other things, the agreements provide the agent with equity-classified warrants to purchase a number of common shares equal to 5% of the number of common shares initially issuable upon conversion of each note tranche. For the first tranche, the Company issued to Spartan warrants to purchase 4,167 shares of common stock with a fair value of $38,029; the factors used to determine fair value were a share price of $11.00, an exercise price of $26.40, an expected term of 5 years, annualized volatility of 137.10%, a dividend rate of zero percent and a discount rate of 4.72%. For the second tranche, the Company issued to Spartan warrants to purchase 2,750 common shares of common stock with a fair value of $14,753; the factors used to determine fair value were a share price of $6.40, an exercise price of $11.00, an expected term of 5 years, annualized volatility of 137.10%, a dividend rate of zero percent and a discount rate of 3.93%.

On January 2, 2024, the second tranche of the October 2023 SPA was funded (see Note 9 for further information); in connection with this funding, the Company issued to the investor equity warrants to purchase up to 22,279 shares of common stock with an aggregate relative fair value of $98,708; the factors used to determine fair value were a share price of $6.40, an exercise price of $10.00, an expected term of 5 years, annualized volatility of 137.10%, a dividend rate of zero percent and a discount rate of 3.93%.

June 2024 SPA with Warrants

On June 27, 2024, the Company entered into the June 2024 SPA with the June 2024 Investors (see Note 9 above); pursuant to the terms and conditions of the agreement, in consideration for providing financing, the Company issued to each June 2024 Investor a warrant to purchase 37,231 shares of the Company’s common stock, at an initial exercise price of $7.90500 per share. The June 2024 Warrants (which are for the purchase of an aggregate 74,461 common shares) were recorded as equity warrants with an aggregate relative fair value of $257,701; the factors used to determine fair value were a share price of $6.00, an exercise price of $7.90500, an expected term of 5 years, annualized volatility of 132.52%, a dividend rate of zero percent and a discount rate of 4.29%.

A summary of the warrant activity during the years ended October 31, 2024 and 2023 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life in	Intrinsic
	Warrants	Price	Years	Value

Outstanding, November 1, 2022	-	$-	-	$-
Issued	238,803	20.77	3.1	-
Exercised	(145,065)	20.51
Cancelled	-	-
Expired	(5,402)	-
Outstanding, November 1, 2023	88,336	22.35	3.9	211,200
Issued	103,658	9.18	4.5	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, October 31, 2024	191,994	$15.24	3.8	$47,160

Exercisable, October 31, 2024	191,994	$15.24	3.8	$47,160

A summary of outstanding and exercisable warrants as of October 31, 2024 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.20	20,000	3.5	20,000
$30.00	20,000	0.1	20,000
$66.00	5,000	3.5	5,000
$24.00	43,336	3.9	43,336
$26.40	4,167	3.9	4,167
$10.00	22,279	4.2	22,279
$11.00	2,750	4.2	2,750
$7.91	74,462	4.7	74,462
	191,994	3.8	191,994

Stock Options

A summary of the option activity during the years ended October 31, 2024 and 2023 is presented below:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life in	Intrinsic
	Options	Price	Years	Value

Outstanding, November 1, 2022	-	$-	-	$-
Issued	6,000	10.46	4.8	1,800
Outstanding, November 1, 2023	6,000	10.46	4.8	1,800
Issued	-	-	-	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, October 31, 2024	6,000	$10.46	3.8	$-

Exercisable, October 31, 2024	6,000	$10.46	3.8	$-

A summary of outstanding and exercisable options as of October 31, 2024 and 2023 is presented below:

Options Outstanding		Options Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$10.46	6,000	3.8	6,000
	6,000	3.8	6,000

On August 15, 2023, the Company issued five-year options to purchase 6,000 shares of the Company’s common stock to a consultant of the Company, pursuant to the Plan. The options have an exercise price of $10.46 per share and vest monthly over a period of 24 months, beginning on the vesting commencement date. The options have a grant date fair value of $55,711, which will be recognized over the vesting term.

The assumptions used in the Black-Scholes valuation method for these options issued in 2023 were as follows:

Risk free interest rate	4.36%
Expected term (years)	5.0
Expected volatility	137.1%
Expected dividends	0%